Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 22 - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such rules and concluded they were applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed CFS for the parent company are included herein.

PARENT COMPANY BALANCE SHEETS

	December 31,
	2024	2023
Assets
Current assets
Cash	$6,489,424	$8,236,065
Short-term investments	14,700,000	3,000,000
Intercompany receivables	15,000	15,000
Loan receivable	-	2,621,971
Prepaid expenses and other current assets	1,293,893	204,604
Total current assets	22,498,317	14,077,640

Non-current assets
Long-term investments	-	1,000,000
Investments in non-VIE subsidiaries	14,138,600	14,621,943
Total non-current assets	14,138,600	15,621,943
Total Assets	$36,636,917	$29,699,583

Liabilities and Shareholders’ Equity
Current liabilities
Intercompany payable	$1,361,997	$1,361,997
Total current liabilities	1,361,997	1,361,997

Total Liabilities	1,361,997	1,361,997

Commitments and Contingencies

Shareholders’ Equity
Ordinary Shares, par value $0.0001 per share, 490,000,000 shares authorized; 14,392,364 shares issued and outstanding as of December 31, 2023.	-	1,439
Class A Ordinary Shares, US$0.0001 par value; 431,808,000 shares authorized, 21,107,364 shares issued and outstanding as of December 31, 2024.	2,111	-
Class B Ordinary Shares, US$0.0001 par value; 58,192,000 shares authorized, 8,192,000 shares issued and outstanding as of December 31, 2024.	819	-
Additional paid-in capital	24,920,060	16,721,551
Statutory reserve	836,215	836,215
Retained earnings	10,491,058	11,387,748
Accumulated other comprehensive loss	(975,343)	(609,367)
Total Shareholders’ Equity	35,274,920	28,337,586
Total Liabilities and Shareholders’ Equity	$36,636,917	$29,699,583

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Years Ended December 31,
	2024	2023	2022

Revenues	$-	$36,402	$-
Gross profit	-	36,402	-

Operating expenses:
General and administrative	1,323,145	764,111	378,857
Total operating expenses	1,323,145	764,111	378,857

Operating loss	(1,323,145)	(727,709)	(378,857)

Other income (expense)
Net investment gain	250,826	238,812	-
Interest income	292,996	317,505	35
Other expense, net	-	(3,382)	(4,327)
Total other income (loss)	543,822	552,935	(4,292)

Share of (loss) income from subsidiaries	(117,367)	1,222,415	1,798,894
(Loss) Income before provision for income taxes	(896,690)	1,047,641	1,415,745

Net (loss) income	$(896,690)	$1,047,641	$1,415,745
Comprehensive (loss) income
Net (loss) income	$(896,690)	$1,047,641	$1,415,745

Comprehensive (loss) income	$(896,690)	$1,047,641	$1,415,745
(Loss) earnings per ordinary share
– Basic and diluted	$(0.04)	$0.08	$0.13

Weighted average number of ordinary shares outstanding
– Basic and diluted	20,603,614	13,257,469	10,987,679

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2024	2023	2022
Cash flows from operating activities
Net (loss) income	$(896,690)	$1,047,641	1,415,745
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Accrued interest income from loans	(199,954)	(317,171)	-
Net investment loss (gain)	142,367	(1,461,227)	(1,798,894)
Changes in operating assets and liabilities:
Deferred offering cost	-	(130,134)	60,000
Due from intercompany	-	(5,000)	-
Due to intercompany	-	3,067	-
Prepaid expenses and other current assets	-	-	40,000
Net cash used in operating activities	(954,277)	(862,824)	(283,149)

Cash flows from investing activities
Loans to third parties	(1,092,453)	(11,260,542)	-
Repayment from third-party loans	3,810,089	8,830,933	-
Purchases of held-to-maturity investments	(18,200,000)	(11,000,000)	-
Redemption of held-to-maturity investments	7,500,000	7,159,018	-
Deposit for acquisition	(1,010,000)	-	-
Net cash used in investing activities	(8,992,364)	(6,270,591)	-

Cash flows from financing activities:
Proceeds from issuance of ordinary shares	8,200,000	15,142,902	-
Net cash provided by financing activities	8,200,000	15,142,902	-

Net (decrease) increase in cash	(1,746,641)	8,009,487	(283,149)
Cash at beginning of year	8,236,065	226,578	509,727
Cash at end of year	$6,489,424	$8,236,065	226,578